Schedule of Income Tax Provision from Continuing Operations (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Income Tax Disclosure [Abstract]
United States
State			44	17
Total current tax provision			(44)	(17)
Total deferred tax provision
Total	$ (3)	$ (3)	$ (44)	$ (17)